Intangible Assets	3 Months Ended
Sep. 30, 2023
Intangible Assets
Intangible Assets

6.Intangible Assets

The carrying value of the intangible assets acquired is as follows:

	IP Assets	Patents	Total
Balance, June 30, 2022	$1,501	$—	$1,501
Additions	—	41	41
Amortisation	(110)	—	(110)
Balance, June 30, 2023	1,391	41	1,432
Amortisation	(21)	(1)	(22)
Balance, September 30, 2023	$1,370	$40	$1,410